3. SIGNIFICANT ACCOUNTING POLICIES: a) Basis of consolidation (Policies)	12 Months Ended
Dec. 31, 2020
Policies
a) Basis of consolidation

a)Basis of consolidation

These consolidated financial statements include the accounts of the Company and its subsidiaries as follows:

	% of ownership	Jurisdiction	Nature of operations

MAEPA Empreendimentos Mineiros e Participacoes Lda	100%	Portugal	Exploration
Innomatik Exploration Kosovo LLC	100%	Kosovo	Exploration
Avrupa Holdings Inc. (1)	100%	Barbados	Holding
Avrupa Portugal Holdings Inc. (1)	100%	Barbados	Holding
Avrupa Kosovo Holdings Inc. (1)	100%	Barbados	Holding

(1) The companies are in the process of being wound up.

All subsidiaries are entities that are controlled, either directly or indirectly. Control is defined as the exposure, or rights, to variable returns from involvement with an investee and the ability to affect those returns through power over the investee. Power over an investee exists when the Company has existing rights that give it the ability to direct the activities that significantly affect the investee’s returns. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a company’s share capital. All of the intra-group balances and transactions, including unrealized profits and losses arising from intra-group transactions, have been eliminated in full. For subsidiaries that the Company controls, but does not own 100% of, the net assets and net profit attributable to outside shareholders are presented as amounts attributable to non-controlling interests in the consolidated statements of financial position and consolidated statements of comprehensive loss.

Inter-company balances and transactions, including unrealized income and expenses arising from inter-company transactions, are eliminated in preparing the consolidated financial statements.